Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust IV
Prospectus Date	rr_ProspectusDate	Feb. 28, 2017
Supplement [Text Block]	nftiii_SupplementTextBlock

NATIXIS FUNDS

NATIXIS ETFs

Supplement dated April 3, 2018 to the Natixis Funds Summary Prospectuses, Prospectuses and Statements of Additional Information, dated February 28, 2017 and May 1, 2017, and the Natixis ETFs Summary Prospectus, Prospectus and Statement of Additional Information, dated May 1, 2017, as may be revised or supplemented from time to time, for the following funds.

Natixis Sustainable Future 2015 Fund	Natixis Sustainable Future 2035 Fund
Natixis Sustainable Future 2020 Fund	Natixis Sustainable Future 2040 Fund
Natixis Sustainable Future 2025 Fund	Natixis Sustainable Future 2045 Fund
Natixis Sustainable Future 2030 Fund	Natixis Sustainable Future 2050 Fund
Natixis Sustainable Future 2055 Fund
Natixis Sustainable Future 2060 Fund

Effective immediately, the names of the following entities are changed as set forth below and all references to such entities in the summary prospectuses, prospectuses and statements of additional information of the Funds are revised accordingly:

Previous Name	Current Name
Natixis Asset Management U.S., LLC (“Natixis AM US”)	Ostrum Asset Management U.S., LLC (“Ostrum US”)

Natixis Sustainable Future 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nftiii_SupplementTextBlock

NATIXIS FUNDS

NATIXIS ETFs

Supplement dated April 3, 2018 to the Natixis Funds Summary Prospectuses, Prospectuses and Statements of Additional Information, dated February 28, 2017 and May 1, 2017, and the Natixis ETFs Summary Prospectus, Prospectus and Statement of Additional Information, dated May 1, 2017, as may be revised or supplemented from time to time, for the following funds.

Natixis Sustainable Future 2015 Fund

Effective immediately, the names of the following entities are changed as set forth below and all references to such entities in the summary prospectuses, prospectuses and statements of additional information of the Funds are revised accordingly:

Previous Name	Current Name
Natixis Asset Management U.S., LLC (“Natixis AM US”)	Ostrum Asset Management U.S., LLC (“Ostrum US”)

Natixis Sustainable Future 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nftiii_SupplementTextBlock

NATIXIS FUNDS

NATIXIS ETFs

Supplement dated April 3, 2018 to the Natixis Funds Summary Prospectuses, Prospectuses and Statements of Additional Information, dated February 28, 2017 and May 1, 2017, and the Natixis ETFs Summary Prospectus, Prospectus and Statement of Additional Information, dated May 1, 2017, as may be revised or supplemented from time to time, for the following funds.

Natixis Sustainable Future 2020 Fund

Effective immediately, the names of the following entities are changed as set forth below and all references to such entities in the summary prospectuses, prospectuses and statements of additional information of the Funds are revised accordingly:

Previous Name	Current Name
Natixis Asset Management U.S., LLC (“Natixis AM US”)	Ostrum Asset Management U.S., LLC (“Ostrum US”)

Natixis Sustainable Future 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nftiii_SupplementTextBlock

NATIXIS FUNDS

NATIXIS ETFs

Supplement dated April 3, 2018 to the Natixis Funds Summary Prospectuses, Prospectuses and Statements of Additional Information, dated February 28, 2017 and May 1, 2017, and the Natixis ETFs Summary Prospectus, Prospectus and Statement of Additional Information, dated May 1, 2017, as may be revised or supplemented from time to time, for the following funds.

Natixis Sustainable Future 2025 Fund

Effective immediately, the names of the following entities are changed as set forth below and all references to such entities in the summary prospectuses, prospectuses and statements of additional information of the Funds are revised accordingly:

Previous Name	Current Name
Natixis Asset Management U.S., LLC (“Natixis AM US”)	Ostrum Asset Management U.S., LLC (“Ostrum US”)

Natixis Sustainable Future 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nftiii_SupplementTextBlock

NATIXIS FUNDS

NATIXIS ETFs

Supplement dated April 3, 2018 to the Natixis Funds Summary Prospectuses, Prospectuses and Statements of Additional Information, dated February 28, 2017 and May 1, 2017, and the Natixis ETFs Summary Prospectus, Prospectus and Statement of Additional Information, dated May 1, 2017, as may be revised or supplemented from time to time, for the following funds.

Natixis Sustainable Future 2030 Fund

Effective immediately, the names of the following entities are changed as set forth below and all references to such entities in the summary prospectuses, prospectuses and statements of additional information of the Funds are revised accordingly:

Previous Name	Current Name
Natixis Asset Management U.S., LLC (“Natixis AM US”)	Ostrum Asset Management U.S., LLC (“Ostrum US”)

Natixis Sustainable Future 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nftiii_SupplementTextBlock

NATIXIS FUNDS

NATIXIS ETFs

Supplement dated April 3, 2018 to the Natixis Funds Summary Prospectuses, Prospectuses and Statements of Additional Information, dated February 28, 2017 and May 1, 2017, and the Natixis ETFs Summary Prospectus, Prospectus and Statement of Additional Information, dated May 1, 2017, as may be revised or supplemented from time to time, for the following funds.

Natixis Sustainable Future 2035 Fund

Effective immediately, the names of the following entities are changed as set forth below and all references to such entities in the summary prospectuses, prospectuses and statements of additional information of the Funds are revised accordingly:

Previous Name	Current Name
Natixis Asset Management U.S., LLC (“Natixis AM US”)	Ostrum Asset Management U.S., LLC (“Ostrum US”)

Natixis Sustainable Future 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nftiii_SupplementTextBlock

NATIXIS FUNDS

NATIXIS ETFs

Supplement dated April 3, 2018 to the Natixis Funds Summary Prospectuses, Prospectuses and Statements of Additional Information, dated February 28, 2017 and May 1, 2017, and the Natixis ETFs Summary Prospectus, Prospectus and Statement of Additional Information, dated May 1, 2017, as may be revised or supplemented from time to time, for the following funds.

Natixis Sustainable Future 2040 Fund

Effective immediately, the names of the following entities are changed as set forth below and all references to such entities in the summary prospectuses, prospectuses and statements of additional information of the Funds are revised accordingly:

Previous Name	Current Name
Natixis Asset Management U.S., LLC (“Natixis AM US”)	Ostrum Asset Management U.S., LLC (“Ostrum US”)

Natixis Sustainable Future 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nftiii_SupplementTextBlock

NATIXIS FUNDS

NATIXIS ETFs

Supplement dated April 3, 2018 to the Natixis Funds Summary Prospectuses, Prospectuses and Statements of Additional Information, dated February 28, 2017 and May 1, 2017, and the Natixis ETFs Summary Prospectus, Prospectus and Statement of Additional Information, dated May 1, 2017, as may be revised or supplemented from time to time, for the following funds.

Natixis Sustainable Future 2045 Fund

Effective immediately, the names of the following entities are changed as set forth below and all references to such entities in the summary prospectuses, prospectuses and statements of additional information of the Funds are revised accordingly:

Previous Name	Current Name
Natixis Asset Management U.S., LLC (“Natixis AM US”)	Ostrum Asset Management U.S., LLC (“Ostrum US”)

Natixis Sustainable Future 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nftiii_SupplementTextBlock

NATIXIS FUNDS

NATIXIS ETFs

Supplement dated April 3, 2018 to the Natixis Funds Summary Prospectuses, Prospectuses and Statements of Additional Information, dated February 28, 2017 and May 1, 2017, and the Natixis ETFs Summary Prospectus, Prospectus and Statement of Additional Information, dated May 1, 2017, as may be revised or supplemented from time to time, for the following funds.

Natixis Sustainable Future 2050 Fund

Effective immediately, the names of the following entities are changed as set forth below and all references to such entities in the summary prospectuses, prospectuses and statements of additional information of the Funds are revised accordingly:

Previous Name	Current Name
Natixis Asset Management U.S., LLC (“Natixis AM US”)	Ostrum Asset Management U.S., LLC (“Ostrum US”)

Natixis Sustainable Future 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nftiii_SupplementTextBlock

NATIXIS FUNDS

NATIXIS ETFs

Supplement dated April 3, 2018 to the Natixis Funds Summary Prospectuses, Prospectuses and Statements of Additional Information, dated February 28, 2017 and May 1, 2017, and the Natixis ETFs Summary Prospectus, Prospectus and Statement of Additional Information, dated May 1, 2017, as may be revised or supplemented from time to time, for the following funds.

Natixis Sustainable Future 2055 Fund

Effective immediately, the names of the following entities are changed as set forth below and all references to such entities in the summary prospectuses, prospectuses and statements of additional information of the Funds are revised accordingly:

Previous Name	Current Name
Natixis Asset Management U.S., LLC (“Natixis AM US”)	Ostrum Asset Management U.S., LLC (“Ostrum US”)

Natixis Sustainable Future 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nftiii_SupplementTextBlock

NATIXIS FUNDS

NATIXIS ETFs

Supplement dated April 3, 2018 to the Natixis Funds Summary Prospectuses, Prospectuses and Statements of Additional Information, dated February 28, 2017 and May 1, 2017, and the Natixis ETFs Summary Prospectus, Prospectus and Statement of Additional Information, dated May 1, 2017, as may be revised or supplemented from time to time, for the following funds.

Natixis Sustainable Future 2060 Fund

Effective immediately, the names of the following entities are changed as set forth below and all references to such entities in the summary prospectuses, prospectuses and statements of additional information of the Funds are revised accordingly:

Previous Name	Current Name
Natixis Asset Management U.S., LLC (“Natixis AM US”)	Ostrum Asset Management U.S., LLC (“Ostrum US”)